CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

	June 30,	December 31,
	2021	2020
	Unaudited
Denominated in U.S. dollars	4,794	3,920
Denominated in NIS	3,406	166
Denominated in Euro	969	649

	9,169	4,735